iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.4%
Axon Enterprise, Inc.
(a)
..................... 29,855 $ 8,956,799
General Electric Co. ....................... 23,731 4,039,016
12,995,815
a
Air Freight & Logistics  — 1.5%
CH Robinson Worldwide, Inc. ................ 240,907 21,452,769
Expeditors International of Washington, Inc. ....... 270,660 33,783,781
55,236,550
a
Automobile Components  — 0.2%
Aptiv PLC
(a)
............................. 90,633 6,289,024
a
Automobiles  — 1.4%
Rivian Automotive, Inc., Class A
(a)(b)
............. 341,695 5,607,215
Tesla, Inc.
(a)
............................. 195,857 45,452,534
51,059,749
a
Banks  — 1.4%
Huntington Bancshares, Inc. ................. 1,144,784 17,114,521
PNC Financial Services Group, Inc. (The) ........ 54,165 9,809,281
Regions Financial Corp. .................... 805,643 18,022,234
Truist Financial Corp. ...................... 86,853 3,881,461
48,827,497
a
Beverages  — 3.0%
Coca-Cola Co. (The) ...................... 989,278 66,024,414
Keurig Dr Pepper, Inc. ..................... 157,654 5,404,379
PepsiCo, Inc. ........................... 196,601 33,947,094
105,375,887
a
Biotechnology  — 2.5%
Alnylam Pharmaceuticals, Inc.
(a)
............... 22,951 5,449,944
Amgen, Inc. ............................ 89,275 29,681,259
Biogen, Inc.
(a)
........................... 19,208 4,095,146
Gilead Sciences, Inc. ...................... 494,123 37,582,995
Regeneron Pharmaceuticals, Inc.
(a)
............. 3,888 4,195,891
Vertex Pharmaceuticals, Inc.
(a)
................ 14,768 7,320,793
88,326,028
a
Broadline Retail  — 0.2%
MercadoLibre, Inc.
(a)
....................... 3,791 6,326,800
a
Building Products  — 2.8%
Carrier Global Corp. ....................... 108,203 7,369,706
Fortune Brands Innovations, Inc. .............. 210,623 17,020,445
Johnson Controls International PLC ............ 137,811 9,858,999
Lennox International, Inc. ................... 27,160 15,847,860
Owens Corning .......................... 20,514 3,823,399
Trane Technologies PLC .................... 141,174 47,191,645
101,112,054
a
Capital Markets  — 3.4%
Bank of New York Mellon Corp. (The) ........... 330,459 21,502,967
FactSet Research Systems, Inc. ............... 12,730 5,258,636
Moody's Corp. ........................... 43,621 19,912,114
Morgan Stanley .......................... 322,846 33,320,936
Nasdaq, Inc. ............................ 121,580 8,228,534
Northern Trust Corp. ....................... 65,249 5,784,324
S&P Global, Inc. ......................... 44,912 21,770,194
State Street Corp. ........................ 50,755 4,312,652
120,090,357
a
Chemicals  — 1.7%
Ecolab, Inc. ............................ 207,121 47,780,744
International Flavors & Fragrances, Inc. .......... 65,934 6,559,114
Security Shares Value
a
Chemicals (continued)
Linde PLC ............................. 7,891 $ 3,578,569
PPG Industries, Inc. ....................... 25,682 3,261,100
61,179,527
a
Commercial Services & Supplies  — 0.5%
Veralto Corp. ............................ 171,429 18,267,474
a
Communications Equipment  — 0.8%
Arista Networks, Inc.
(a)
..................... 13,706 4,749,815
Cisco Systems, Inc. ....................... 486,954 23,592,921
28,342,736
a
Construction & Engineering  — 0.1%
Quanta Services, Inc. ...................... 12,628 3,351,219
a
Construction Materials  — 1.2%
CRH PLC .............................. 514,353 44,080,052
a
Consumer Finance  — 1.1%
American Express Co. ..................... 135,869 34,380,292
Synchrony Financial ....................... 112,126 5,694,879
40,075,171
a
Consumer Staples Distribution & Retail  — 0.8%
Costco Wholesale Corp. .................... 13,785 11,331,270
Kroger Co. (The) ......................... 133,517 7,276,676
Target Corp. ............................ 66,631 10,021,969
28,629,915
a
Containers & Packaging  — 0.2%
Ball Corp. .............................. 86,963 5,550,848
a
Distributors  — 0.6%
LKQ Corp. ............................. 491,660 20,403,890
a
Diversified Telecommunication Services  — 0.5%
Verizon Communications, Inc. ................ 457,521 18,538,751
a
Electric Utilities  — 0.4%
Eversource Energy ....................... 248,061 16,101,639
a
Electronic Equipment, Instruments & Components  — 0.5%
Keysight Technologies, Inc.
(a)
................. 85,209 11,892,620
Trimble, Inc.
(a)
........................... 138,644 7,561,644
19,454,264
a
Energy Equipment & Services  — 1.0%
Baker Hughes Co., Class A .................. 454,999 17,617,561
Halliburton Co. .......................... 91,450 3,171,486
Schlumberger Ltd. ........................ 298,878 14,432,819
35,221,866
a
Entertainment  — 1.5%
Electronic Arts, Inc. ....................... 165,197 24,934,835
Netflix, Inc.
(a)
............................ 11,648 7,319,021
Walt Disney Co. (The) ..................... 208,845 19,566,688
51,820,544
a
Financial Services  — 2.1%
Fidelity National Information Services, Inc. ........ 121,743 9,353,515
Mastercard, Inc., Class A .................... 70,000 32,459,700
Visa, Inc., Class A ........................ 121,493 32,277,045
74,090,260
a
Food Products  — 2.9%
Bunge Global SA ......................... 193,561 20,368,424
General Mills, Inc. ........................ 451,634 30,322,707

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Food Products (continued)
Kellanova .............................. 783,643 $ 45,568,840
Kraft Heinz Co. (The) ...................... 95,610 3,366,428
McCormick & Co., Inc., NVS ................. 61,761 4,756,215
104,382,614
a
Health Care Equipment & Supplies  — 2.0%
Cooper Cos., Inc. The
(a)
.................... 77,674 7,249,314
Dexcom, Inc.
(a)
.......................... 27,605 1,872,171
Edwards Lifesciences Corp.
(a)
................ 182,235 11,489,917
Hologic, Inc.
(a)
........................... 90,370 7,375,096
IDEXX Laboratories, Inc.
(a)
................... 40,377 19,224,297
Solventum Corp.
(a)
........................ 56,843 3,346,916
STERIS PLC ............................ 50,340 12,019,178
Zimmer Biomet Holdings, Inc. ................ 75,093 8,361,606
70,938,495
a
Health Care Providers & Services  — 2.2%
DaVita, Inc.
(a)
............................ 65,130 8,898,060
Elevance Health, Inc. ...................... 50,257 26,738,232
HCA Healthcare, Inc. ...................... 26,289 9,544,221
Humana, Inc. ........................... 11,208 4,052,925
Labcorp Holdings, Inc. ..................... 28,828 6,210,704
Molina Healthcare, Inc.
(a)
.................... 24,725 8,437,901
Quest Diagnostics, Inc. ..................... 107,029 15,230,227
79,112,270
a
Health Care REITs  — 0.2%
Welltower, Inc. ........................... 80,282 8,931,372
a
Hotels, Restaurants & Leisure  — 0.3%
Booking Holdings, Inc. ..................... 2,874 10,676,939
a
Household Products  — 1.6%
Church & Dwight Co., Inc. ................... 75,242 7,374,468
Clorox Co. (The) ......................... 131,706 17,375,973
Kimberly-Clark Corp. ...................... 114,801 15,503,875
Procter & Gamble Co. (The) ................. 101,864 16,375,657
56,629,973
a
Industrial Conglomerates  — 0.8%
3M Co. ................................ 227,678 29,040,329
a
Insurance  — 1.9%
Marsh & McLennan Companies, Inc. ............ 50,169 11,166,114
Progressive Corp. (The) .................... 62,175 13,312,911
Prudential Financial, Inc. .................... 244,009 30,579,208
Travelers Companies, Inc. (The) ............... 66,340 14,358,630
69,416,863
a
Interactive Media & Services  — 3.8%
Alphabet, Inc., Class A ..................... 428,959 73,583,627
Alphabet, Inc., Class C, NVS ................. 354,712 61,418,383
135,002,010
IT Services  — 2.0%
Accenture PLC, Class A .................... 71,972 23,795,383
Akamai Technologies, Inc.
(a)
.................. 36,334 3,570,906
Gartner, Inc.
(a)
........................... 7,647 3,832,600
International Business Machines Corp. .......... 137,692 26,456,141
MongoDB, Inc., Class A
(a)
................... 17,682 4,462,229
Snowflake, Inc., Class A
(a)
................... 21,105 2,751,670
Twilio, Inc., Class A
(a)
...................... 122,117 7,220,778
72,089,707
a
Life Sciences Tools & Services  — 2.4%
Agilent Technologies, Inc. ................... 112,584 15,919,378
Avantor, Inc.
(a)
........................... 153,481 4,105,617
Security Shares Value
a
Life Sciences Tools & Services (continued)
Danaher Corp. .......................... 99,565 $ 27,587,470
Mettler-Toledo International, Inc.
(a)
............. 3,856 5,865,092
Repligen Corp.
(a)(b)
........................ 20,577 3,443,561
Waters Corp.
(a)
.......................... 63,720 21,427,761
West Pharmaceutical Services, Inc. ............ 28,322 8,671,347
87,020,226
a
Machinery  — 2.5%
Caterpillar, Inc. .......................... 12,804 4,432,745
CNH Industrial N.V. ....................... 598,502 6,374,046
Cummins, Inc. ........................... 70,702 20,630,844
Pentair PLC ............................ 397,521 34,930,170
Xylem, Inc. ............................. 157,728 21,056,688
87,424,493
a
Media  — 0.1%
Interpublic Group of Companies, Inc. (The) ....... 149,706 4,816,042
a
Metals & Mining  — 0.3%
Newmont Corp. .......................... 141,928 6,964,407
Nucor Corp. ............................ 29,626 4,827,260
11,791,667
a
Multi-Utilities  — 0.3%
Consolidated Edison, Inc. ................... 105,588 10,296,942
a
Oil, Gas & Consumable Fuels  — 3.2%
Cheniere Energy, Inc. ...................... 147,066 26,860,134
Kinder Morgan, Inc., Class P ................. 613,387 12,960,867
ONEOK, Inc. ............................ 514,289 42,855,702
Targa Resources Corp. ..................... 146,180 19,775,231
Valero Energy Corp. ....................... 73,695 11,917,956
114,369,890
a
Pharmaceuticals  — 3.0%
Eli Lilly & Co. ........................... 62,870 50,564,455
Merck & Co., Inc. ......................... 199,947 22,620,004
Zoetis, Inc., Class A ....................... 180,546 32,505,502
105,689,961
a
Professional Services  — 1.8%
Automatic Data Processing, Inc. ............... 165,773 43,535,305
Broadridge Financial Solutions, Inc. ............ 91,714 19,626,796
63,162,101
a
Real Estate Management & Development  — 1.0%
CBRE Group, Inc., Class A
(a)
................. 302,554 34,100,861
a
Semiconductors & Semiconductor Equipment  — 11.7%
Advanced Micro Devices, Inc.
(a)
............... 105,475 15,239,028
Applied Materials, Inc. ..................... 182,168 38,656,050
Broadcom, Inc. .......................... 159,928 25,697,231
First Solar, Inc.
(a)
......................... 26,264 5,672,761
Intel Corp. ............................. 616,062 18,937,746
Lam Research Corp. ...................... 24,656 22,714,093
Marvell Technology, Inc. .................... 60,767 4,070,174
Micron Technology, Inc. ..................... 43,525 4,779,915
NVIDIA Corp. ........................... 1,797,796 210,378,088
NXP Semiconductors NV ................... 67,610 17,792,248
QUALCOMM, Inc. ........................ 21,157 3,828,359
Texas Instruments, Inc. ..................... 242,480 49,419,849
417,185,542
a
Software  — 11.9%
Adobe, Inc.
(a)
............................ 79,117 43,644,893
ANSYS, Inc.
(a)
........................... 26,405 8,281,400
Atlassian Corp., Class A
(a)
................... 30,151 5,323,762

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Software (continued)
Autodesk, Inc.
(a)
.......................... 104,948 $ 25,976,729
Cadence Design Systems, Inc.
(a)
.............. 90,372 24,188,970
HubSpot, Inc.
(a)
.......................... 10,348 5,143,267
Intuit, Inc. .............................. 62,594 40,520,226
Microsoft Corp. .......................... 399,692 167,211,148
Palo Alto Networks, Inc.
(a)(b)
.................. 24,514 7,960,431
PTC, Inc.
(a)
............................. 26,618 4,734,011
Salesforce, Inc. .......................... 139,465 36,093,542
ServiceNow, Inc.
(a)
........................ 33,599 27,362,690
Synopsys, Inc.
(a)
......................... 20,860 11,646,555
Workday, Inc., Class A
(a)
.................... 74,878 17,006,291
425,093,915
a
Specialized REITs  — 1.8%
American Tower Corp. ..................... 67,730 14,927,692
Crown Castle, Inc. ........................ 215,462 23,718,057
Equinix, Inc. ............................ 23,772 18,785,585
Iron Mountain, Inc. ........................ 69,415 7,119,203
64,550,537
a
Specialty Retail  — 3.6%
Best Buy Co., Inc. ........................ 219,639 19,003,166
Home Depot, Inc. (The) .................... 157,098 57,837,199
Lowe's Companies, Inc. .................... 105,143 25,813,658
Tractor Supply Co. ........................ 34,899 9,189,605
Williams-Sonoma, Inc. ..................... 115,494 17,864,612
129,708,240
a
Technology Hardware, Storage & Peripherals  — 6.1%
Apple, Inc. ............................. 821,618 182,464,925
Hewlett Packard Enterprise Co. ............... 1,200,588 23,903,707
HP, Inc. ............................... 212,814 7,680,457
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 38,191 $ 3,901,975
217,951,064
a
Textiles, Apparel & Luxury Goods  — 0.9%
Deckers Outdoor Corp.
(a)(b)
................... 31,080 28,675,340
Lululemon Athletica, Inc.
(a)
................... 10,634 2,750,591
31,425,931
a
Trading Companies & Distributors  — 1.6%
Ferguson PLC ........................... 138,822 30,908,718
WW Grainger, Inc. ........................ 25,278 24,691,803
55,600,521
a
Total Long-Term Investments — 99.7%
(Cost: $3,072,874,169) ............................... 3,557,156,422
a
Short-Term Securities
Money Market Funds  —  0.6%
BlackRock Cash Funds: Ins titutional, SL Agency
Shares, 5.45%
(c)(d)(e)
...................... 13,645,403 13,650,862
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%
(c)(d)
............................ 6,324,300 6,324,300
a
Total Short-Term Securities — 0.6%
(Cost: $19,970,250) ................................. 19,975,162
Total Investments — 100.3%
(Cost: $3,092,844,419) ............................... 3,577,131,584
Liabilities in Excess of Other Assets — (0.3)% ............... (11,171,991)
Net Assets — 100.0% ................................. $ 3,565,959,593
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,271,154  $ —  $ (4,633,550)
(a)
$ 12,638  $ 620  $ 13,650,862  13,645,403  $ 14,287
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,126,467  1,197,833
(a)
—  —  —  6,324,300  6,324,300  79,932  —
$ 12,638  $ 620
$ 19,975,162
$ 94,219  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
MSCI USA ESG Select ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 30 09/20/24 $ 8,337 $ 36,883
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,557,156,422  $ —  $ —  $ 3,557,156,422
Short-Term Securities
Money Market Funds ...................................... 19,975,162  —  —  19,975,162
$ 3,577,131,584  $ —  $ —  $ 3,577,131,584
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 36,883  $ —  $ —  $ 36,883
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust